LEASE (Details 2)	Dec. 31, 2025	Dec. 31, 2024
Lease
Weighted average remaining lease term, Finance leases	3 years 3 months 14 days	3 years 5 months 8 days
Weighted average remaining lease term, Operating leases	5 years 9 months 3 days	6 years 5 months 23 days
Weighted average discount rate, Finance leases	1.23%	0.96%
Weighted average discount rate, Operating leases	1.30%	0.97%